Note 20 - Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shares issuable under options (in shares)	2,190,125	2,001,600
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 69.22	$ 58.96
Granted, number of options (in shares)	682,500	547,250
Granted, weighted average exercise price (in dollars per share)	$ 136.38	$ 85.79
Exercised, number of options (in shares)	(292,450)	(344,225)
Exercised, weighted average exercise price (in dollars per share)	$ 49.38	$ 35.86
Forfeited, number of options (in shares)	(29,300)	(14,500)
Forfeited, weighted average exercise price (in dollars per share)	$ 80.15	$ 70.07
Shares issuable under options (in shares)	2,550,875	2,190,125
Shares issuable under options, weighted average exercise price (in dollars per share)	$ 89.34	$ 69.22
Shares issuable under options, weighted average remaining contractual life (Year)	3 years 1 month 6 days
Shares issuable under options, aggregate intrinsic value	$ 147,597
Options exercisable, number of options (in shares)	978,188
Options exercisable, weighted average exercise price (in dollars per share)	$ 72.14
Options exercisable, weighted average remaining contractual life (Year)	2 years 1 month 6 days
Options exercisable, aggregate intrinsic value	$ 73,420